SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Floating Rate Fund

The “Non‐diversification risk” information contained under the “MAIN RISKS” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus is hereby removed.

Please Retain This Supplement for Future Reference

July 18, 2014 PROSTKR‐418